Leases - Consolidated balance sheet (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2019
Leases.
Operating lease right-of-use assets	$ 972	$ 890
Less current obligations under leases	868	496
Operating lease liabilities, net of current	$ 148	433
Mariadb Corporation Ab
Leases.
Operating lease right-of-use assets		890	$ 1,645	$ 2,300
Less current obligations under leases		496	658
Operating lease liabilities, net of current		433	1,035
Total operating lease liabilities		$ 929	$ 1,693